Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Comprehensive income
Net income/(loss)	SFr 2,011	SFr (948)	SFr (2,707)
Gains/(losses) on cash flow hedges	(10)	(27)	(20)
Foreign currency translation	(325)	(1,031)	515
Unrealized gains/(losses) on securities	(17)	(13)	1
Actuarial gains/(losses)	(391)	695	394
Net prior service cost	(135)	(121)	36
Other comprehensive income/(loss), net of tax	776	(2,473)	(117)
Comprehensive income/(loss)	2,787	(3,421)	(2,824)
Comprehensive income/(loss) attributable to noncontrolling interests	(15)	28	(2)
Comprehensive income/(loss) attributable to shareholders	2,802	(3,449)	(2,822)
Gains/(losses) on liabilities related to credit risk	1,654	(1,976)	(1,043)
Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(1,735)	1,263	2,892
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	7	(17)	10
Unrealized gains/(losses) on securities	1	0	0
Actuarial gains/(losses)	(422)	674	184
Net prior service cost	(125)	(121)	36
Other comprehensive income/(loss), net of tax	(410)	432	202
Comprehensive income/(loss)	(2,145)	1,695	3,094
Comprehensive income/(loss) attributable to noncontrolling interests	(12)	37	(13)
Comprehensive income/(loss) attributable to shareholders	(2,133)	1,658	3,107
Gains/(losses) on liabilities related to credit risk	129	(104)	(28)
Group parent company
Comprehensive income
Net income/(loss)	2,024	(983)	(2,710)
Gains/(losses) on cash flow hedges	(3)	8	2
Foreign currency translation	(11)	1	7
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	0	0	0
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	69	(179)	76
Comprehensive income/(loss)	2,093	(1,162)	(2,634)
Comprehensive income/(loss) attributable to noncontrolling interests	0	0	0
Comprehensive income/(loss) attributable to shareholders	2,093	(1,162)	(2,634)
Gains/(losses) on liabilities related to credit risk	83	(188)	67
Bank
Comprehensive income
Net income/(loss)	1,722	(1,228)	(2,889)
Gains/(losses) on cash flow hedges	(7)	(35)	(22)
Foreign currency translation	(321)	(1,015)	498
Unrealized gains/(losses) on securities	(18)	(13)	1
Actuarial gains/(losses)	31	21	210
Net prior service cost	(10)	0	0
Other comprehensive income/(loss), net of tax	1,117	(2,726)	(395)
Comprehensive income/(loss)	2,839	(3,954)	(3,284)
Comprehensive income/(loss) attributable to noncontrolling interests	(3)	(9)	11
Comprehensive income/(loss) attributable to shareholders	2,842	(3,945)	(3,295)
Gains/(losses) on liabilities related to credit risk	1,442	(1,684)	(1,082)
Bank | Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	758	147	(2,777)
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	142	(756)	604
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	22	(7)	49
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	192	(796)	589
Comprehensive income/(loss)	950	(649)	(2,188)
Comprehensive income/(loss) attributable to noncontrolling interests	6	24	151
Comprehensive income/(loss) attributable to shareholders	944	(673)	(2,339)
Gains/(losses) on liabilities related to credit risk	28	(33)	(64)
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	964	(1,375)	(112)
Gains/(losses) on cash flow hedges	(7)	(35)	(22)
Foreign currency translation	(463)	(259)	(106)
Unrealized gains/(losses) on securities	(18)	(13)	1
Actuarial gains/(losses)	9	28	161
Net prior service cost	(10)	0	0
Other comprehensive income/(loss), net of tax	925	(1,930)	(984)
Comprehensive income/(loss)	1,889	(3,305)	(1,096)
Comprehensive income/(loss) attributable to noncontrolling interests	(9)	(33)	(140)
Comprehensive income/(loss) attributable to shareholders	1,898	(3,272)	(956)
Gains/(losses) on liabilities related to credit risk	SFr 1,414	SFr (1,651)	SFr (1,018)